Balance Sheet Components - Schedule of Cost and Accumulated Depreciation and Amortization of Property and Equipment (Details) - USD ($) $ in Thousands	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 35,831	$ 30,799	$ 27,604
Accumulated depreciation and amortization	(22,804)	(17,695)	(14,722)
Property and equipment, net	13,027	13,104	12,882
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	18,165	17,981	17,054
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,956	4,350	3,462
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,400	8,468	7,088
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,310	$ 0	$ 0